Share-Based Payment in a Consolidated Subsidiary (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 30, 2025 shares $ / shares	Feb. 27, 2025 USD ($) shares $ / shares	Jan. 31, 2024 shares $ / shares	Jan. 09, 2023 shares $ / shares	Jan. 01, 2023 shares $ / shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted (in shares) | shares						806,812	100,520
Options exercisable ratio		1:1
Vesting period	3 years	3 years	3 years
Fair value of aforesaid options (in Dollars) | $		$ 168,782				$ 77
Percentage of discount rate						18.00%
Options expire term	10 years		5 years
Exercise price (in Dollars per share)						$ 1.79	$ 1.99
Employees and Officers [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted (in shares) | shares					957,345
Options exercisable ratio					1:1
Vesting period					3 years
Fair value of aforesaid options (in Dollars) | $						$ 5,381
Employees and Officers [Member] | Bottom of Range [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Exercise price per option (in Dollars per share)					$ 1.265
Employees and Officers [Member] | Top of Range [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Exercise price per option (in Dollars per share)					$ 2.79
Employees [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted (in shares) | shares		106,812		24,662
Exercise price per option (in Dollars per share)		$ 3.97
Options exercisable ratio				1:1
Vesting period				3 years
Exercise price per share (in Dollars per share)				$ 1.37
Options [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted (in shares) | shares	700,000		100,520
Exercise price per option (in Dollars per share)			$ 4
Exercise price (in Dollars per share)	$ 1.07